Bonds Payable (Details) - Schedule of bonds payable - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Bonds payable
Bonds payable, Total	$ 29,915	$ 29,915	$ 73,803
Long-term bonds payable
Long-term bonds payable, Total	137,490	73,147
Third-party investors [Member]
Bonds payable
Bonds payable, Total	29,915	29,915	29,915
Long-term bonds payable
Long-term bonds payable, Total	64,343
Huzhou Saiyuan [Member]
Bonds payable
Bonds payable, Total			$ 43,888
Long-term bonds payable
Long-term bonds payable, Total	$ 73,147	$ 73,147